Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0001652130
Registrant Name	Intellia Therapeutics, Inc.
Registration File Number	333-275740
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES